Preparation of financial statements	6 Months Ended
Jun. 30, 2020
Preparation of financial statements
Preparation of financial statements

voxeljet AG

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

1. Preparation of financial statements

Our condensed consolidated interim financial statements include the accounts of voxeljet AG and its wholly-owned subsidiaries voxeljet America Inc., voxeljet UK Ltd. and voxeljet India Pvt. Ltd., as well as voxeljet China Co. Ltd., which are collectively referred to herein as the ‘Group’ or the ‘Company.’, which is listed on the New York Stock Exchange.

Our condensed consolidated interim financial statements were prepared in compliance with all applicable measurement and presentation rules contained in International Financial Reporting Standards (‘IFRS’) as set forth by the International Accounting Standards Board (‘IASB’) and Interpretations of the IFRS Interpretations Committee (‘IFRIC’). The designation IFRS also includes all valid International Accounting Standards (‘IAS’); and the designation IFRIC also includes all valid interpretations of the Standing Interpretations Committee (‘SIC’). Specifically, these financial statements were prepared in accordance with the disclosure requirements and the measurement principles for interim financial reporting purposes specified by IAS 34. Our condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto that are included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2019. The results of operations for the three months ended June 30, 2020, are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2020.

The IASB issued a number of new IFRS standards which are required to be adopted in annual periods beginning after January 1, 2020.

Standard	Effective date	Descriptions
Others	01/2020	Amendments References to the Conceptual Framework in IFRS Standards 3
IFRS 3	01/2020	Amendment Definition of a business
IAS 1, IAS 8	01/2020	Amendment, Amendment Definition of material
IFRS 9, IAS 39, IFRS 7	01/2020	Amendments to IFRS 9, IAS 39 and IFRS 7 - Interest rate benchmark reform
IFRS 16	06/2020	COVID-19 related rent concessions amendment to IFRS 16
IFRS 17	01/2021	Insurance Contracts
IAS 1	01/2022	Classifications of Liabilities as Current or Non-Current (Amendment to IAS 1)

The adoption of standards effective 01/2020 did not have a material impact on the interim financial statements as of and for the three and six months ended June 30, 2020. The Company has not yet conclusively determined what impact the new standards, amendments or interpretations effective 01/2021 or later will have on its financial statements, but does not expect they will have a significant impact.

The interim financial statements as of and for the three and six months ended June 30, 2020 and 2019 were authorized for issue by the Management Board on August 13, 2020.

Going concern

The financial statements have been prepared on the basis of going concern which contemplates continuity of normal business activities and the realization of assets and settlement of liabilities in the ordinary course of business.

voxeljet has recognized continuous net losses during the first half of 2020, full year 2019, 2018 and 2017 amounting to kEUR 7,724, kEUR 14,231, kEUR 8,764 and kEUR 8,554, respectively. Additionally, voxeljet had negative cash flows from operating activities in the first half of 2020, full year 2019, 2018 and 2017 of kEUR 5,969, kEUR 6,819, kEUR 7,714 and kEUR 6,830, respectively, mainly due to continuous net losses.

Due to the global outbreak of a new strain of coronavirus (“COVID-19 situation”), we have experienced and expect to continue to experience lower demand in both, our Systems and Services segment. Our clients may continue to postpone larger investments and therefore, the demand for 3D printers may also decrease. In addition, the COVID-19 situation could cause further delays in installation of 3D printers at customers’ facilities, which could lead to postponed revenue recognition for those transactions. Both a decrease in revenues as well as potential delays in the installations increase the risk and likelihood of lower cash inflows. Such risks have been evaluated by management and consequently have been considered in our liquidity forecast, which assumes our business plan is executed appropriately and sales track as expected. We update our liquidity forecast on an ongoing basis.

As we experience difficulty in generating sufficient cash flow to meet our obligations and sustain our operations, the COVID-19 situation raises material uncertainties that may cast substantial doubt about our ability to continue as a going concern. Further, material deviations from our forecasts could lead to a covenant breach in the future, which could result in an acceleration of our obligation to repay all amounts outstanding under those facilities.

Despite the ongoing losses, reduced cash flow and cash facilities, and the other negative financial conditions, management assumes that voxeljet will continue as a going concern, as the Company has been successful in drawing down kEUR 5,000 of the second tranche of the loan granted by the EIB under the Finance Contract in June 2020. This improved our liquidity significantly. Also, the financial covenants under the Finance Contract have been renegotiated to replace the Total Net Financial Debt to EBITDA ratio with a minimum cash/cash equivalents requirement.  In addition, the restructuring of the voxeljet UK entity, which included consolidating 3D printing to serve all customers in Europe from the German service center has been finished. This helps to reduce overall costs and will lead to improved gross profit margins by realizing economies of scale in the German service center. Further, management initiated a restructuring program at the German entity during the fourth quarter of 2019. This program included the reduction of headcount mainly in the Systems segment in order to streamline the Company’s operations and optimize efficiency. This restructuring was successfully completed at the end of June 2020 and will provide further cost reductions.

Management is also taking steps to raise further funds which may include  debt or equity financing. There can be no assurance that we will be able to raise further funds on terms favorable to us, if at all.

Based on our current liquidity and capital resources in combination with our current liquidity forecasts, as well as the implemented cost reduction program, management believes that the Company has the ability to meet its financial obligations for at least the next 12 months and therefore continues as a going concern. However, the matters described above give rise to material uncertainties that may cast substantial doubt about the Company’s ability to continue as a going concern.

Impairment test

Non-financial assets are tested for impairment if there are indicators that the carrying amounts may not be recoverable. The Company considers the COVID-19 situation as such an indicator. Therefore, voxeljet performed an impairment test for the non‑financial assets for the end of the reporting period. An impairment loss is recognized in the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is defined as the higher of an asset’s fair value less cost to sell and its value in use. As individual assets do not generate largely independent cash flows, impairment testing is performed at the cash generating unit level. An individual fixed asset within a CGU cannot be written down below fair value less cost incurred to sell the individual asset. The impairment test, which we performed, did not lead to any write downs.

Amendment and recalculation

a) Amendment of classification of short-term investments

In the first quarter of 2020, we amended our classification of short-term investments included in current financial assets. Before the amendment, those short-term investments have been classified in the category at fair value through OCI (FVOCI).

The new classification shall be the category at fair value through profit and loss (FVTPL). Accordingly, prior periods have been revised, which leads to movements between profit and loss and other comprehensive income as the changes in fair value are now presented within finance income or expense.

b) Recalculation of performance participation interest related to the Finance Contract with the EIB

In the first quarter of 2020, we recalculated the performance participation interest related to the Finance Contract with the EIB, due to a mistake in the calculation logic. Accordingly, prior periods have been revised, which leads to adjustmenets in non current financial asstes, deferred tax libilities as well as equity.

c) Impacts of amendment and recalculation

Due to the amendments and recalculations, which are described above, the opening balance as of January 1, 2019 of non current financial assets as well as deferred tax liabilities have increased by kEUR 151 and kEUR 43 respectively. The opening balance as of January 1, 2019 of accumulated deficit increased by kEUR 10, whereas the opening balance of accumulated other comprehensive gain increased by kEUR 119. As a result the loss for the six month ended June 2019 decreased by kEUR 168.

As of June 30, 2019 non current financial assets as well as deferred tax liabilities have increased by kEUR 190 and kEUR 54 respectively. For the period ending June 30, 2019 the balance of accumulated deficit decreased by kEUR 158, whereas the balance of accumulated other comprehensive gain decreased by kEUR 21.

As a result the loss for the three month ended June 2019 was increased by kEUR 5 whereas net changes in fair value of debt investments at FVOCI was reduced by kEUR 34. For the six month ended June 2019 the loss was reduced by kEUR 168 whereas net changes in fair value of debt investments at FVOCI was reduced by kEUR 140.

As of December 31, 2019 non current financial assets as well as deferred tax liabilities have increased by kEUR 260 and kEUR 73, respectively. As of December 31, 2019 the balance of accumulated deficit decreased by kEUR 243 whereas the balance of accumulated other comprehensive gain was reduced by kEUR 56.

The Company has evaluated the effect of these amendments, both qualitatively and quantitatively, and concluded that the change did not have a material impact on, nor require amendment of, any previously filed financial statements. Affected financial statement line items for prior periods are appended with a footnote.